SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 0		$ 0		$ 0
Depreciation	$ 39,700	$ 1,257	$ 79,443	$ 2,510